As filed with the Securities and Exchange Commission on August 27, 2018

File Nos. 333-183945 and 811-22747

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 70

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 72

ALPS SERIES TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (303) 623-2577

Richard C. Noyes, Esq., Secretary

ALPS Series Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

With copies to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on September 24, 2018 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on (date) pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 69 to its Registration Statement until September 24, 2018. Parts A, B and C of Registrant’s Post-Effective Amendment No. 67 under the Securities Act of 1933 and Amendment No. 69 under the Investment Company Act of 1940, filed on June 13, 2018, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 72 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on August 27, 2018.

ALPS SERIES TRUST (Registrant)

/s/ Jeremy O. May
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jeremy O. May	President, Trustee and Principal Executive Officer	August 27, 2018
Jeremy O. May

/s/ Ward D. Armstrong	Trustee and Chairman	August 27, 2018
Ward D. Armstrong*

/s/ J. Wayne Hutchens	Trustee	August 27, 2018
J. Wayne Hutchens *

/s/ Patrick Seese	Trustee	August 27, 2018
Patrick Seese*

/s/ Kimberly R. Storms	Treasurer and Principal Financial Officer	August 27, 2018
Kimberly R. Storms

*	Signature affixed by Richard C. Noyes pursuant to a Power of Attorney dated November 14, 2016.